Common and Preferred Stock - Additional Information (FY) (Details) - USD ($)				3 Months Ended																											12 Months Ended
	Jun. 30, 2023	Jun. 27, 2023	Oct. 01, 2018	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 29, 2025
Class of Stock [Line Items]
Preferred stock, fixed interest rate (percentage)	10.875%
Common stock, shares authorized				55,000,000																											55,000,000	55,000,000
Common stock, shares issued				2,140,000																											1,890,000	1,850,000							250,000
Common stock, shares outstanding				2,129,000																											1,879,249	1,839,000
Gain on extinguishment of preferred stock																															$ 0	$ 43,395,000
Dividend arrears, preferred stock					$ 0	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000				$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 1,912,000	$ 1,912,000	$ 1,912,000	$ 1,912,000				$ 0	$ 2,249,000	$ 8,997,000	$ 8,997,000	$ 8,997,000	$ 8,997,000	$ 7,985,000	$ 1,912,000
Dividends paid, preferred stock					$ 0	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0	$ 0.8	$ 3.2	$ 3.2	$ 3.2	$ 3.2	$ 2.84	$ 0.68
Increase of preferred stock dividend rate			12.875%
Subsequent Amendment of Prior Charter
Class of Stock [Line Items]
Preferred stock, shares authorized		5,000,000
Common stock, shares authorized		55,000,000
Subsequent Amendment of Prior Charter | Maximum
Class of Stock [Line Items]
Shares authorized		60,000,000
Certain Amendments to Prior Charter
Class of Stock [Line Items]
Preferred stock, shares authorized		6,000,000
Common stock, shares authorized		55,000,000
Certain Amendments to Prior Charter | Maximum
Class of Stock [Line Items]
Shares authorized		61,000,000
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding				560,000																											559,263	559,263
Percentage of outstanding preferred stock tendered	80.10%
Preferred stock, shares issued	559,263			560,000																											559,263	559,263
Preferred stock, shares tendered	2,252,272
Preferred stock, shares authorized				560,000																											559,000	559,000
Preferred stock, redemption price per share		$ 5
Preferred stock terms																															Series A Preferred Stock when voting as a single class with any other class or series of stock to one vote per $5.00 liquidation preference
Stock retired and exchanged																															2,252,272
Dividends paid, preferred stock				$ 0	$ 0																										$ 0	$ 0
Unpaid dividends forteited																																$ 45,900,000
Stated liquidation preference		$ 5
Gain on extinguishment of preferred stock		$ 43,400,000
Fair value of the preferred stock per share																															$ 0.76
Dividend arrears, preferred stock																															$ 45,900,000
Series A Preferred Stock | Temporary Amendment of Prior Charter | Maximum
Class of Stock [Line Items]
Preferred stock, shares authorized		6,000,000
Series A Preferred Stock | Subsequent Amendment of Prior Charter | Maximum
Class of Stock [Line Items]
Preferred stock, shares authorized		5,000,000
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, fixed interest rate (percentage)																															12.50%
Preferred stock, shares outstanding				2,252,000																											2,252,272	2,252,272
Preferred stock, shares issued	2,252,272			2,252,000																											2,252,272	2,252,272
Preferred stock, shares authorized				2,811,535																											2,811,535	2,812,000
Dividend period commencing date																															Jul. 01, 2027
Stock retired and exchanged																															2,252,272
Dividends paid, preferred stock																															$ 0	$ 0
Stated liquidation preference																															$ 10
Preferred stock liquidation preference reduced per share																															5
Preferred stock liquidation preference increase over time																															25
Fair value of the preferred stock per share																															$ 8.26
Series B Preferred Stock | Maximum
Class of Stock [Line Items]
Preferred stock, shares outstanding																															200,000
Series E Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding																																0
Preferred stock, shares issued																																0
Terms of dividend payment																															On February 13, 2023, the Board declared a dividend of one one-thousandth of a share of Series E Preferred Stock for each outstanding share of common stock, payable on February 28, 2023 to shareholders of record at 5:00 p.m. Eastern Time on February 27, 2023 (the “Dividend Record Date”).
Series E Preferred Stock | Dividends
Class of Stock [Line Items]
Dividends payable date declared																															Feb. 13, 2023
Dividends payable, date of record																															Feb. 27, 2023
Dividends payable, date to be paid																															Feb. 28, 2023
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized				55,000,000																											55,000,000
Common stock, shares issued				2,140,119																											1,890,129
Common stock, shares outstanding				2,129,239
Dividends paid, common stock				$ 0	$ 0																										$ 0	$ 0
Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding																															2,811,535
Preferred stock, shares issued																															2,811,535
Preferred stock, shares authorized				5,000,000																											5,000,000